Significant Accounting Policies - Subsequent Events and Forge Nano de-SPAC (Details) - Forge Nano, Inc. $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2026 USD ($)	Nov. 30, 2025 USD ($) MWh	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Issuance of preferred stock				$ 33,933	$ 45,131	$ 6,290
Deposits			$ 2,934		2,922	5,189
Rent expense			2,397	181	$ 7,358	$ 762
PIPE capital commitment from a single investor		$ 100,000
Trust account		$ 240,000
Redemption rate (in percent)		100.00%
Target series D equity financing				$ 100,000
Percentage of OEE (overall equipment effectiveness)		80.00%
Energy capacity in MWh | MWh		250
Term of purchase agreement		3 years
Forge Battery Project Finance
Significant Accounting Policies
Debt Instrument, Maximum Amount			225,000
Forge Battery Project Finance | Minimum
Significant Accounting Policies
Principal amount			50,000
Forge Battery Project Finance | Maximum
Significant Accounting Policies
Principal amount			125,000
Subsequent events
Significant Accounting Policies
Deposits	$ 10,000
Rent expense	2,800
Subsequent events | Series D
Significant Accounting Policies
Issuance of preferred stock	$ 24,039
Subsequent events | Forge Battery Project Finance
Significant Accounting Policies
Debt Instrument, Maximum Amount			$ 275,000
Series D financing
Significant Accounting Policies
Target series D equity financing		$ 10,000
PIPE
Significant Accounting Policies
Target series D equity financing		$ 10,000